UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22403
SCS Hedged Opportunities Master Fund, LLC
(Exact name of registrant as specified in charter)
One Winthrop Square
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)
Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square
Boston, Massachusetts 02110
(Name and address of agent for service)
(617) 204-6400
Registrant’s telephone number, including area code
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

SCS Hedged Opportunities Fund, LLC

Semi-Annual Report
September 30, 2010

One Winthrop Square ï Boston, MA 02110
617.204.6400 ï www.scsfinancial.com

SCS Hedged Opportunities Fund, LLC

SCS Hedged Opportunities Fund, LLC
Shareholder Letter
September 30, 2010

Dear Investors,

The SCS Hedged Opportunities Fund, LLC (the “Fund”) generated a net return of 1.56% in the first month of performance as of September 30, 2010.

SCS Hedged Opportunities Fund, LLC (the “Fund”) is a multi-strategy fund of hedge funds launched on September 1, 2010. The Fund employs global research to identify and analyze both established and emerging managers. The Fund’s objective is to preserve and grow capital by producing attractive, long-term capital appreciation with reduced volatility and lower correlation relative to the equity and fixed income markets. The Fund seeks to achieve strong performance relative to its peers or applicable indices through an intensive manager selection process, while risk is managed through thoughtful portfolio construction and diversification across strategies, geographies and sectors. The Fund invests substantially all of its assets in SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”). The Master Fund pursues the same investment objective as the Fund. Both the Fund and the Master Fund are registered under the Investment Company Act of 1940, as amended, as non-diversified closed-end management investment companies.

As investors, we believe that in order to outperform over the long-term, we need to constantly build value into the portfolio, while remaining relatively agnostic to the short-term swings in the market. The remarkable volatility of the markets has allowed us to build significant value in both credit and event-oriented situations in the portfolio while our fundamental long/short equity managers have a high degree of alpha embedded in their strategies. We believe we should be significantly rewarded for patiently building value into the portfolio as opposed to trying to time the market swings.

We are seeing four major themes in our portfolios currently: dispersion in equity markets, prolonged distressed cycle, heightened merger activity, and increased opportunity in fixed income arbitrage.

Dispersion in Equity Markets: With both implied and realized correlations at near all-time highs, and the market’s lack of discernment between high and low quality companies, the environment for our fundamentally-driven equity managers has been challenging. While this has been the case for much of the year, we believe that this level of correlation is unsustainable and, that over a longer time horizon, the market should begin to distinguish between high and poor quality companies and thus reward fundamentally-driven, equity managers. Over the past quarter we have been active in sourcing new managers with trips to Singapore, Sao Paulo and Rio de Janeiro, Hong Kong, and New York City in addition to a continued flow of managers visiting us in Boston. We have uncovered what, in our view, are unique managers, including an Asia-dedicated manager, a healthcare sector manager, and a Brazilian equity manager.

Prolonged Distressed Cycle: Despite a drastic decline in default rates year-over-year, we continue to find a plentiful amount of directional, as well as hedged, credit opportunities. Distressed cycles historically take multi-year periods to play out. There have been a number of large scale liquidations/bankruptcies across the United States and Europe that have provided our managers with the ability to source off-the-run bonds/claims with prospects for risk mitigation and optionality to potentially generate significant returns. On the hedged side, capital structure arbitrage is presenting attractive ways for investors to take advantage of debt-heavy capital structures. A number of credits with short-dated bonds that are able to extend maturity dates are excellent opportunities to set up long senior/short unsecured bond trades with moderate carry and effectively create a “cheap put” on the company.

Heightened Merger Activity: This is an area that we have been focused on over the year. With corporate balance sheets holding record levels of cash and undrawn private equity capital sitting on the sidelines, we envision a scenario similar to this summer’s deal flurry where corporate merger activity significantly exceeded prior years. Given the confluence of factors mentioned above, coupled with fewer arbitrageurs in the market, we could see an attractive risk/reward environment.

Increased Opportunity in Fixed Income Arbitrage: This strategy has been a beneficiary of two major trends which we believe provide an investment landscape that is less competitive with potential higher returns. First, due to the Volcker Rule, banks have been closing down their proprietary trading desks. This has, in effect, decreased the competition in arbitrage opportunities. The second is the large increase in government debt issuance, the quantitative easing programs, and the structural changes for auction bidding, which has increased the overall supply of arbitrage opportunities.

As investors’ appetite for risk aversion keeps them consumed with yield and fixed income products, despite record low yields, we see the mounting evidence for equities as a compelling opportunity. We are cognizant of the potential impact of the Federal Reserve’s second quantitative easing on Emerging Market equities and commodities, but we believe that the continued strong corporate earnings, rising dividends and resurgent Mergers & Acquisition activity will provide excellent future opportunities for our fundamental, research-driven equity long/short managers.

We thank our investors as we strive to provide rewarding risk adjusted long-term returns.

Sincerely,

SCS Financial

Important Definitions and Disclosures

“Alpha” — an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing differences in risk.

“Correlation” — a correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Past performance is not a guarantee of future results.

Opinions expressed are subject to change at any time, are not guarantees and should not be considered investment advice.

This material is not an invitation to subscribe for interests in the Fund and is by way of information only. Sales of interests shall be made on the basis of the Fund’s Confidential Offering Memorandum (the “Offering Memorandum”) only and are not offered to any prospective investor who does not satisfy certain minimum financial and sophistication criteria, or in any jurisdiction in which such offer is not authorized.

An investment in alternative investments can be highly illiquid, is speculative and not suitable for all investors. Investing in alternative investments is only intended for experiences and sophisticated investors who are willing to bear the high economic risk associated with such an investment. Performance may be volatile and there is no guarantee or assurance that an investment in the Fund will achieve its investment objective.

Diversification does not assure a profit or protect against loss in a declining market.

Before making an investment decision, investors should consider the suitability of this investment with respect to their investment objectives and personal situation and consider factors such as-their personal net worth, income, age, risk tolerance and liquidity needs.

An investment in the Fund, and the underlying funds in which the Fund invests through its investment in the Master Fund (collectively, “Alternative Investment Funds”), involves risks, including the following:

•	Past performance of the Fund, as well as any Alternative Investment Fund in which it invests, is not indicative of future performance. The value of the Fund’s investments will fluctuate, and there is no assurance that the Fund will achieve its investment objective.

•	Investing in the Fund and the Alternative Investment Funds involves a significant degree of market risk. No assurance can be given that the strategy or strategies utilized by the Fund or an Alternative Investment Fund will be successful under any or all future market conditions. Changes in general economic conditions may affect the profitability of the Fund or an Alternative Investment Fund or specific strategies used by such funds.

•	An investment in an Alternative Investment Fund may be highly illiquid. Such funds are subject to lock up periods and restrictions on redemptions, including in some cases suspensions. In addition, there is no secondary market for the interests in Alternative Investment Funds, including the Fund, and none is expected to develop. There are substantial restrictions on transferring of the interests in the Fund.

•	Alternative Investment Funds generally are not subject to the same regulatory oversight as more conventional investment vehicles, such as mutual funds, and involve risks not associated with more conventional investments.

•	Due to the early life-cycle of some Alternative Investment Funds, such funds may experience significant loss as a result of declines in an economic sector, industry group, stock market or for portfolio infrastructure failure.

•	The Fund and the Alternative Investment Funds in which it invests may be leveraged and may involve other speculative investment practices that may increase the risk of investment loss. Short selling for example involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited losses. In addition, investments in commodities contracts and all derivative instruments, including futures and options, involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact in the performance of the Fund or Alternative Investment Fund. The prices of such investments are highly volatile and they are subject to the risk of failure of any exchanges on which the positions trade or of a clearing house.

•	Investments in foreign securities involve greater risk, including currency risk, different accounting standards and are subject to political instability.

•	Neither the Fund, nor the Alternative Investment Funds in which they invest, are required to provide periodic pricing or valuation information to investors with respect to individual investments.

•	Because of the complex nature of Alternative Investment Funds’ investments, the distribution of tax information to investors may be subject to delays, which may result in the need to request an extension.

•	The Fund is subject to multiple layers of fees and expenses, which may offset trading profits. By investing in a fund-of-fund such as the Fund, an investor will indirectly bear his or her share of any fees and expenses charged by the underlying funds, in addition to the fees and expenses of the Fund. The Fund also bears its pro rate share of any fees or expenses incurred by the Master Fund.

For a complete description of the investment objectives, risks (including additional risks related to certain potential Fund investments and/or strategies such as Margin Borrowing, Arbitrage, Swap Agreements, Call and Put Options and other Hedging Transactions), as well as conflicts of interest, fees and expenses associated with an investment in the Fund please review the relevant sections in the Fund’s Offering Memorandum which should be reviewed in its entirety prior to investment.

This document has been prepared solely for the use of the intended recipient (the “Recipient”). By accepting delivery of this presentation, each Recipient undertakes not to reproduce or distribute this presentation in whole or in part, nor to disclose any of its contents (except to professional advisors), without the prior written consent of SCS Financial Services, LLC (“SCS”). The information contained herein is proprietary and confidential and may contain commercial or financial information, trade secrets and/or intellectual property of SCS and/or its affiliates.

Quasar Distributors, LLC, distributor

SCS Hedged Opportunities Fund, LLC
Statement of Assets & Liabilities
September 30, 2010 (Unaudited)

Assets
Investments in SCS Hedged Opportunities Master Fund, LLC, at fair value	$16,763,095
Cash and cash equivalents	754,422
Investment paid in advance	500,000
Receivable from Adviser	181,110

Total Assets	18,198,627

Liabilities
Advanced capital subscriptions	260,000
Shareholder servicing fees payable	5,159
Organizational costs payable	835

Total Liabilities	265,994

Net Assets	$17,932,633

Net Assets Consist of:
Paid in capital	$17,657,047
Accumulated net investment loss	(36,848)
Net unrealized appreciation on investments	312,434

Net Assets	$17,932,633

Net Asset Value, 706,282 shares outstanding	$25.39

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Statement of Operations
For the Period Ended September 30, 2010 (Unaudited)

Expenses
Expenses allocated from SCS Hedged Opportunities Master Fund, LLC	$209,339
Shareholder servicing fees	5,159
Registration expenses	2,625
Organizational costs	835

Total Expenses	217,958

Waivers by Adviser	(181,110)

Net Expenses	36,848

Net Investment Loss	(36,848)

Unrealized Gain on Investments Allocated from SCS Hedged Opportunities Master Fund, LLC
Net change in unrealized appreciation on investments	312,434

Net Gain from Investments Allocated from SCS Hedged Opportunities Master Fund, LLC	312,434

Net Increase in Net Assets Resulting from Operations	$275,586

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Statement of Changes in Net Assets

Period Ended
September 30, 2010
(Unaudited)

Change in Net Assets Resulting from Operations
Net investment loss	$(36,848)
Net change in unrealized appreciation on investments	312,434

Net Increase in Net Assets Resulting from Operations	275,586

Change in Net Assets Resulting from Capital Transactions
Process from shares sold	17,657,047

Net Increase in Net Assets Resulting from Capital Transactions	17,657,047

Net Increase in Net Assets	$17,932,633

Net Assets, Beginning of Period	$0

Net Assets, End of Period (706,282 shares outstanding)	$17,932,633

Accumulated Net Investment Loss	$(36,848)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Statement of Cash Flows
For the Period Ended September 30, 2010 (Unaudited)

Cash Flows from Operating Activities
Purchases of investment in SCS Hedged Opportunities Master Fund, LLC	$(16,660,000)
Purchases of short term investments, net	(754,422)
Investments paid in advance	(500,000)
Expenses paid	(2,625)

Net Cash Used in Operating Activities	(17,917,047)

Cash Flows from Financing Activities
Proceeds from subscriptions	17,657,047
Proceeds from advance subscriptions	260,000

Net Cash Used in Financing Activities	17,917,047

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities
Net increase in net assets resulting from operations	$275,586
Net decrease in advance subscriptions to investments	(500,000)
Net change in unrealized appreciation on investments	(312,434)
Net increase in receivable from Adviser	(181,110)
Net increase in shareholder servicing fees payable	5,159
Net increase in organizational costs payable	835
Net increase in expenses allocated from SCS Hedged Opportunities Master Fund, LLC	209,339
Purchases of investment in SCS Hedged Opportunities Master Fund, LLC	(16,660,000)
Purchases of short term investments, net	(754,422)

Net Cash Used in Operating Activities	$(17,917,047)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Financial Highlights

	Period from
	September 1, 2010(1)
	through
	September 30, 2010
	(Unaudited)

Per Share Operating Performance
Beginning net asset value	$25.00
Income (Loss) From Investment Operations
Net investment loss(2)	(0.05)
Net gain from investments in Portfolio Funds	0.44

Total Income from Investment Operations	0.39

Ending net asset value	$25.39

Total return	1.56	%(3)
Supplemental Data and Ratios
Net assets, end of period	$17,932,633
Ratio of expenses to average net assets before waivers	14.79	%(4)
Ratio of expenses to average net assets after waivers	2.50	%(4)
Ratio of net investment loss to average net assets before waivers	(14.79	)%(4)
Ratio of net investment loss to average net assets after waivers	(2.50	)%(4)
Portfolio turnover rate	0.00	%(3)

(1)	Commencement of operations.

(2)	Calculated using average shares outstanding method.

(3)	Not annualized.

(4)	Annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Notes to Financial Statements
September 30, 2010 (Unaudited)

1.	Organization

SCS Hedged Opportunities Fund, LLC (the “Fund”) was organized as a limited liability company organized under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Fund pursues its investment objective by investing substantially all of its assets in the SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”), a closed-end, non-diversified management investment company that is registered under the 1940 Act. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).

The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund owned by the Fund at September 30, 2010 was 100%.

The Fund and Master Fund are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Fund has a Board of Directors (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same directors also serve as the Master Fund’s Board.

2.	Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America. Following are the significant accounting policies adopted by the Fund:

A.	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B.	Fund Expenses
The Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board of Directors, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Investors, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Fund for its indirect investments in the Portfolio Funds are not included in the Fund’s Statement of Operations or Financial Highlights.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, and/or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent that they exceed 2.5% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser for such amounts. Reimbursement will be made as promptly as possible, but only to the extent that it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Fund. For the period ended September 30, 2010, the Adviser waived expenses in the amount of $181,110.

C.	Investments in the Master Fund
The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of September 30, 2010. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

D.	Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

E.	Fair Value
The fair values of the Fund’s assets and liabilities which qualify as financial instruments under the Accounting Standards Codification 825, Financial Instruments, approximate the carrying amounts presented in the statement of assets and liabilities.

F.	Income Taxes
As a limited liability company that is treated as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund’s taxable income or loss. The Fund has a tax year end of December 31, therefore, no income tax provision is required as of September 30, 2010.

G.	Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the period ended September 30, 2010, the Fund purchased (at cost) and sold interests (proceeds) of the Master Fund in the amount of $16,660,000 and $0, respectively.

4.	Management and Performance Fees, Administration Fees and Custodian Fees

The Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 1.25% of the Master Fund’s net assets. So long as substantially all of the assets of the Fund are invested in the Master Fund, the Fund does not pay the Adviser a separate fee under the Investment Advisory Agreement. The Fund does however, due to its investment in the Master Fund, bear its proportionate percentage of the Advisory Fee paid to the Adviser by the Master Fund.

The Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

5.	Directors and Officers

The Board has overall responsibility to manage and control the business affairs of the Fund and the Master Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s and the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund and the Master Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Independent Directors are each paid (in the aggregate) by the Fund and the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings, $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Fund and the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Fund or the Master Fund. Two of the Directors are employees of the Adviser and receive no compensation from the Fund or Master Fund for serving as Directors.

All of the Officers of the Fund and Master Fund are affiliated with the Adviser. Such Officers receive no compensation from the Fund or Master Fund for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.	Shareholder Transactions

No shareholder will have the right to require the Fund to redeem shares, although the Fund may from time to time repurchase shares as of the last day of a calendar quarter pursuant to written tenders by shareholders. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase shares on the last business day of each calendar quarter. The minimum initial investment required is $25,000. At September 30, 2010, $260,000 investor capital subscriptions were payable.

The Fund had 706,282 shares outstanding at September 30, 2010. The Fund has issued 706,282 shares through shareholder subscriptions during the period ended September 30, 2010.

7.	Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment.

8.	Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments
SCS Hedged Opportunities Master Fund, LLC	$—	$—	$16,763,095	$16,763,095
Short Term Investments(a)	754,422	—	—	754,422

Total Investments	$754,422	$—	$16,763,095	$17,517,517

(a)	Mutual fund investments that are sweep investments for cash balances in the Fund at September 30, 2010.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities

Balance as of September 1, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	103,095
Net purchases (sales)	16,660,000
Transfers in and/or out of Level 3	—

Balance as of September 30, 2010	$16,763,095

During the period ended September 30, 2010, there were no transfers between Level 1 and Level 2.

9.	Subsequent Events

The Fund has evaluated all subsequent events through the date these financial statements were issued and notes the following:

Effective October 1, 2010, the SCS Hedged Opportunities (TE) Fund, LLC (“TE Fund”) commenced operations. The TE Fund is registered under the 1940 Act, as a closed-end, non-diversified management investment company. The TE Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The TE Fund pursues its investment objective by investing substantially all of its assets in the Master Fund.

SCS Hedged Opportunities Fund, LLC
Additional Information
September 30, 2010 (Unaudited)

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q will be available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and Master Fund and information regarding how the Fund and Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Adviser collect at (617) 204-6400; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors

The Prospectus includes additional information about the Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Master Fund, LLC
Investment Strategy Allocation
As of September 30, 2010
(Expressed as a Percentage of Total Long-Term Fair Value)

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
September 30, 2010 (Unaudited)

			Next Available
			Redemption		Frequency of
	Cost	Fair Value	Date(b)		Redemptions

INVESTMENTS IN U.S. INVESTMENT COMPANIES — 100.65%(a)
Credit — Distressed — 11.25%(a)
Aurelius Capital Partners, LP	$935,617	$938,163	9/30/2012		Monthly
Caspian Select Credit Fund, L.P.	935,617	947,312	9/30/2011	(c)	Quarterly

		1,885,475

Credit — RMBS — 4.01%(a)
AG Mortgage Value Partners, L.P.	662,736	671,683	9/30/2012		Quarterly

Equity Long/Short — Global — 17.10%(a)
Passport II, LP	571,776	594,407	9/30/2011		Quarterly
Scout Capital Partners II, L.P.	753,697	789,276	9/30/2011	(c)	Quarterly
Standard Global Equity Parthers SA, L.P.	844,657	885,847	9/30/2011	(c)	Quarterly
Tremblant Partners, LP	571,776	597,347	11/30/2010		Monthly

		2,866,877

Equity Long/Short — Regional Specialist — 4.58%(a)
Macquarie Asian Alpha Fund	753,697	768,346	9/30/2011	(c)	Monthly

Equity Long/Short — Sector — 12.84%(a)
Goshen Global Equity, L.P.	662,736	604,020	9/30/2011	(c)	Quarterly
North Bay Capital, L.P.	571,776	586,896	9/30/2012	(c)	Quarterly
Tiger Consumer Partners, L.P.	935,617	960,669	12/31/2010		Quarterly

		2,151,585

Equity Long/Short — U.S. — 8.08%(a)
Hawkeye Capital Institutional, L.P.	753,697	766,942	9/30/2012		Quarterly
TigerShark Fund, L.P.	571,776	587,089	9/30/2011		Quarterly

		1,354,031

Event Driven — Merger/Arbitrage — 4.68%(a)
Jet Capital Concentrated Fund, L.P.	753,697	785,204	9/30/2011		Monthly

Macro — Discretionary — 5.16%(a)
Woodbine Capital Fund LLC	844,657	865,764	9/30/2011	(c)	Quarterly

Multi-Strategy — Equity Long/Short — 5.68%(a)
Owl Creek II, L.P.	935,617	951,634	9/30/2011		Annually

Multi-Strategy — Event Driven — 17.24%(a)
Eton Park Fund, L.P.	935,617	953,113	9/30/2011		Quarterly
Serengeti Partners, LP	940,000	967,743	9/30/2012	(c)	Semi-Annually
West Face Long Term Opportunities, LLC	935,617	969,794	9/30/2013		Quarterly

		2,890,650

Relative Value — Fixed Income — 4.51%(a)
Capula Global Relative Value Fund, L.P.	753,697	756,055	9/30/2012	(c)	Quarterly

Relative Value — Multi-Strategy — 5.52%(a)
Alphadyne International Partners, LP	935,617	924,824	9/30/2011	(c)	Monthly

TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES (Cost $16,559,694)		16,872,128

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
September 30, 2010 (Unaudited) — (continued)

	Shares or		Next Available
	Principal		Redemption	Frequency of
	Amount	Fair Value	Date(b)	Redemptions

SHORT TERM INVESTMENT — 0.60%(a)
First American Treasury Money Market Fund — Class Z	100,306	$100,306

TOTAL SHORT TERM INVESTMENTS (Cost $100,306)		100,306

TOTAL INVESTMENTS (Cost $16,660,000) — 101.25%(a)		16,972,434
Liabilities in Excess of Other Assets — (1.25)%(a)		(209,339)

TOTAL NET ASSETS — 100.00%(a)		$16,763,095

(a)	Percentages are stated as a percent of net assets.
(b)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2010 that redeption from a tranche is available without fees. Other tranches may have an available redemption date that is after the Next Available Redemption Date.

(c)	Investment in Portfolio Funds may be redeemed prior to the Next Available Redemption Date subject to a redemption fee ranging from 1% to 5%.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Assets & Liabilities
September 30, 2010 (Unaudited)

Assets
Investments in Portfolio Funds, at fair value (cost $16,559,694)	$16,872,128
Cash and cash equivalents	100,306
Investment paid in advance	500,000

Total Assets	17,472,434

Liabilities
Investment advisory fee payable	17,222
Advanced capital subscriptions	500,000
Organizational and offering costs payable	130,689
Accrued expenses and other liabilities	61,428

Total Liabilities	709,339

Net Assets	$16,763,095

Net Assets Consist of:
Paid in capital	$16,660,000
Accumulated net investment loss	(209,339)
Net unrealized appreciation on investments	312,434

Net Assets	$16,763,095

Net Asset Value, 666,400 shares outstanding	$25.15

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Operations
For the Period Ended September 30, 2010 (Unaudited)

Expenses
Investment advisory fees (Note 4)	$17,222
Organizational costs	112,932
Audit and tax return	19,571
Directors’ fees	19,286
Offering costs	17,757
Legal fees	6,250
Portfolio accounting and administration fees	5,833
Custody fees	417
Other expenses	10,071

Total Expenses	209,339

Net Investment Loss	(209,339)

Unrealized Gain on Investments in Portfolio Funds
Net change in unrealized appreciation on investments	312,434

Net Gain from Investments in Portfolio Funds	312,434

Net Increase in Net Assets Resulting from Operations	$103,095

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Changes in Net Assets

Period Ended
September 30, 2010
(Unaudited)

Change in Net Assets Resulting from Operations
Net investment loss	$(209,339)
Net change in unrealized appreciation on investments	312,434

Net Increase in Net Assets Resulting from Operations	103,095

Change in Net Assets Resulting from Capital Transactions
Process from shares sold	16,660,000

Net Increase in Net Assets Resulting from Capital Transactions	16,660,000

Net Increase in Net Assets	$16,763,095

Net Assets, Beginning of Period	$0

Net Assets, End of Period (666,400 shares outstanding)	$16,763,095

Accumulated Net Investment Loss	$(209,339)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Cash Flows
For the Period Ended September 30, 2010 (Unaudited)

Cash Flows from Operating Activities
Purchases of limited partnerships	$(16,559,694)
Purchases of short term investments, net	(100,306)
Investments paid in advance	(500,000)

Net Cash Used in Operating Activities	(17,160,000)

Cash Flows from Financing Activities
Proceeds from subscriptions	16,660,000
Proceeds from advance subscriptions	500,000

Net Cash Used in Financing Activities	17,160,000

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities
Net increase in net assets resulting from operations	$103,095
Net decrease in advance subscriptions to investments	(500,000)
Net change in unrealized appreciation on investments	(312,434)
Net increase in investment advisory fee payable	17,222
Net increase in accrued expenses and other liabilities	61,428
Net increase in organizational and offering costs payable	130,689
Purchases of limited partnerships	(16,559,694)
Purchases of short term investments, net	(100,306)

Net Cash Used in Operating Activities	$(17,160,000)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Financial Highlights

	Period from
	September 1, 2010(1)
	through
	September 30, 2010
	(Unaudited)

Per Share Operating Performance
Beginning net asset value	$25.00
Income (Loss) From Investment Operations
Net investment loss(2)	(0.31)
Net gain from investments in Portfolio Funds	0.46

Total Income from Investment Operations	0.15

Ending net asset value	$25.15

Total return	0.62	%(3)
Supplemental Data and Ratios
Net assets, end of period	$16,763,095
Ratio of expenses to average net assets(5)	14.99	%(4)
Ratio of net investment loss to average net assets(5)	(14.99	)%(4)
Portfolio turnover rate	0.00	%(3)

(1)	Commencement of operations.

(2)	Calculated using average shares outstanding method.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Portfolio Funds.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Notes to Financial Statements
September 30, 2010 (Unaudited)

1.	Organization

SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”) was organized as a limited liability company organized under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).

The SCS Hedged Opportunities Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Fund”) pursues its investment objectives by investing substantially all of its assets in the Master Fund. The Feeder Fund has the same investment objective and substantially the same investment policies as the Master Fund (except that the Feeder Fund pursues its investment objectives by investing in the Master Fund).

The Master Fund and Feeder Fund are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Master Fund has a Board of Directors (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same directors also serve as the Feeder Fund’s Board.

2.	Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America. Following are the significant accounting policies adopted by the Master Fund:

A.	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B.	Fund Expenses
The Master Fund bears its own operating expenses.  These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board of Directors, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Investors, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Master Fund for its investments in the Portfolio Funds are not included in the Master Fund’s Statement of Operations or Financial Highlights.

C.	Investments in Portfolio Funds
In accordance with the terms of the Master Fund’s Prospectus, the investments in the Portfolio Funds are valued at their fair value. The net asset value represents the amount the Master Fund would have received at September 30, 2010, if it had liquidated its investments in the Portfolio Funds.

The Fund has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Portfolio Fund agreements. Generally, the General Partners and/or Investment Managers of the Portfolio Funds can suspend redemptions.

Certain Portfolio Funds incur annual management fees ranging from 1% to 2% of a Portfolio Fund’s net assets. The Portfolio Funds also receive performance allocations of up to 20% of their net profits as defined by the respective Portfolio Fund agreements.

The Portfolio Funds in which the Fund has investments utilize a variety of financial instruments in their trading strategies including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Portfolio Fund’s balance sheets. In addition, the Portfolio Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets. However, due to the nature of the Master Fund’s interest in the Portfolio Funds, such risks are limited to the Master Fund’s invested amount in each investee.

Of the Portfolio Funds listed on the Schedule of Investments, all were acquired during the period and 22 remained subject to lock-up periods expiring in one to three years from September 30, 2010. Of these investments, 11 can be redeemed prior to the lock-up period for a penalty ranging from 1% to 5% of the redemption amount.

D.	Investment Valuation
The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund. Although procedures approved by the Board of Directors (the “Board”) provide that the Adviser will review the valuations provided by the Portfolio Funds’ managers, neither the Adviser nor the Board will be able to confirm independently the complete accuracy of valuations provided by the Portfolio Funds’ managers (which are unaudited as of September 30, 2010).

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Company’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

E.	Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

F.	Fair Value
The fair values of the Master Fund’s assets and liabilities which qualify as financial instruments under the Accounting Standards Codification 825, Financial Instruments, approximate the carrying amounts presented in the statement of assets and liabilities.

G.	Income Taxes
As a limited liability company that is treated as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Master Fund. Each Member is individually required to report on its own tax return its share of the Fund’s taxable income or loss. The Fund has a tax year end of December 31 therefore, no income tax provision is required as of September 30, 2010.

H.	Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the period ended September 30, 2010, the Master Fund purchased (at cost) and sold interests in Portfolio Funds (proceeds) in the amount of $16,559,694 and $0 (excluding short-term securities), respectively.

4.	Management and Performance Fees, Administration Fees and Custodian Fees

The Master Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 1.25% of the Master Fund’s net assets.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000.

The Master Fund has engaged U.S. Bank, N.A. to serve as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000.

5.	Directors and Officers

The Board has overall responsibility to manage and control the business affairs of the Master Fund and the Feeder Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s and the Feeder Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund and the Feeder Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Independent Directors are each paid (in the aggregate) by the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings, $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Master Fund or the Feeder Fund. Two of the Directors are employees of the Adviser and receive no compensation from the Master Fund or Feeder Fund for serving as Directors.

All of the Officers of the Master Fund and Feeder Fund are affiliated with the Adviser. Such Officers receive no compensation from the Master Fund or Feeder Fund for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.	Shareholder Transactions

The Fund from time to time may offer to repurchase Interests pursuant to written tenders by Investors. Any such repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Fund should repurchase Interests or portions thereof from Investors pursuant to written tenders, the Board will consider the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors, on a quarterly basis, on or about March 31st, June 30th, September 30th, and December 31st of each year.

The Master Fund had 666,400 shares outstanding at September 30, 2010. The Master Fund has issued 666,400 shares through shareholder subscriptions during the period ended September 30, 2010.

7.	Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment.

8.	Fair Value of Financial Instruments

The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Fund’s investments as of September 30, 2010;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments
U.S. Investment Companies(a)	$—	$—	$16,872,128	$16,872,128
Short Term Investments(b)	100,306	—	—	100,306

Total Investments	$100,306	$—	$16,872,128	$16,972,434

(a)	All other strategy classifications are identified in the Schedule of Investments.

(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at September 30, 2010.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities

Balance as of September 1, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	312,434
Net purchases (sales)	16,559,694
Transfers in and/or out of Level 3	—

Balance as of September 30, 2010	$16,872,128

During the period ended September 30, 2010, there were no transfers between Level 1 and Level 2.

9.	Subsequent Events

The Fund has evaluated all subsequent events through the date these financial statements were issued and notes the following:

Effective October 1, 2010, the SCS Hedged Opportunities (TE) Fund, LLC (“TE Fund”) commenced operations. The TE Fund is registered under the 1940 Act, as a closed-end, non-diversified management investment company. The TE Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The TE Fund pursues its investment objective by investing substantially all of its assets in the Master Fund.

SCS Hedged Opportunities Master Fund, LLC
Additional Information (Unaudited)

Form N-Q

The Master Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q will be available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Adviser collect at (617) 204-6400; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors

The Prospectus includes additional information about the Master Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Master Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Fund, LLC &
SCS Hedged Opportunities Master Fund, LLC
Board Approval of Advisory Agreement

The Board met on May 5, 2010 to consider the approval of the proposed Investment Advisory Agreement between the SCS Hedged Opportunities Fund, LLC and the SCS Hedged Opportunities Master Fund, LLC (the “Funds”) and the Adviser. At that meeting, the Board had the opportunity to meet with the representatives of the Adviser to determine whether the proposed agreements were in the best interests of the Funds and its proposed investors. The Directors who were not “interested persons” of the Adviser deliberated separately for a portion of the meeting.

In their evaluation of the agreements, the Directors, including the Directors who are not “interested persons,” reviewed materials furnished by the Adviser. These materials included information about the respective personnel, operations, systems and financial condition of the Adviser. The Directors also discussed with representatives of the Adviser the Funds’ proposed operations as a “fund of hedge funds” registered under the 1940 Act and the history of a parallel fund managed by the Adviser in a very similar style by the same personnel now employed by the Adviser. The Directors also considered the ability of the Adviser to provide all of the investment advisory, administrative, compliance and other services needed by the Funds as registered investment companies. In these discussions, the Board focused in particular on the Adviser’s expertise with regard to investment strategies and techniques utilized by hedge funds and managers of hedge funds.

The Directors also reviewed, among other things:

•	the terms of the proposed Investment Advisory Agreement, including the allocation of certain costs between the Funds, on the one hand, and the Adviser, on the other hand;

•	the scope and nature of the investment management services to be provided by the Adviser in analyzing, selecting and monitoring managers of hedge funds;

•	the scope and nature of the administrative and regulatory compliance services to be provided by the Adviser to support the Funds’ operations;

•	the compliance infrastructure of the Adviser;

•	the background and expertise of the personnel of the Adviser to be involved in the Funds’ management, including investment, administrative and compliance functions;

•	the proposed investment advisory fee equal to 1.25% of the Master Fund’s average monthly net assets proposed to be paid by the Master Fund to the Adviser, as well as other compensation or benefits expected to be received by the Adviser or its affiliates in connection with their management of the Funds;

•	the proposed investor servicing arrangement and related potential fees;

•	fees charged by the Adviser with respect to other funds and client accounts;

•	certain incidental or “fall out” benefits to be received by affiliates of the Adviser;

•	the proposed total expense ratio of the Fund of up to approximately 7.190% of its average monthly net assets;

•	the advisory fees and total expenses of funds of hedge funds having similar objectives and policies;

•	the fact that, as investors in a fund of hedge funds, the members of the Fund would bear not only the fees and expenses of the Fund itself but also indirectly the fees, including asset based fees and performance based fees, and other expenses of the hedge funds in which the Master Fund will invest;

•	the Adviser’s estimated profitability in managing the Funds; and

•	the investment performance of the parallel funds managed by the Adviser’s personnel relative to that of certain broad market securities indices and hedge fund indices.

In considering the reasonableness of the advisory fees and expenses to be payable by the Funds, the Directors reviewed and relied upon comparative data concerning similar funds of hedge funds. The Directors also considered the following as relevant to their determination: (1) the favorable history, reputation, qualifications and background of the Adviser, and (2) the strategic plan offered by the Adviser for the support and growth of its asset management business.

The Board concluded that:

•	the terms of the agreements were fair and reasonable;

•	the Adviser had the requisite investment experience, expertise and personnel and other resources to manage the Funds properly according to their respective roles;

•	the Board would monitor asset growth of the Funds on a continuing basis and assess whether the Adviser was experiencing economies of scale associated with such asset growth to a degree that make it appropriate to implement breakpoints or other fee reduction arrangements so as to permit the Funds to benefit from such economies of scale;

•	the fees to be paid to the Adviser were fair and reasonable in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the range of fees payable to other managers by other funds of hedge funds having a similar objective and strategy;

•	the anticipated expense ratio of the Funds, while higher than that of a typical investment company with a more conventional investment strategy, was reasonable in relation to that of other funds of hedge funds having a similar objective and strategy; and

•	the Adviser’s estimated profitability in managing the Funds appeared to be reasonable, including after taking into account the benefits to accrue to the Adviser and its affiliates.

Based on their evaluation of the factors set forth above the conclusions described, the Board, including separately those members who are not “interested persons” of the Adviser, determined that approval of the Investment Advisory Agreement was in the best interest of the Funds and its potential investors, and voted to approve the Investment Advisory Agreement.

SCS Hedged Opportunities Fund, LLC &
SCS Hedged Opportunities Master Fund, LLC
Privacy Notice

As an investor (“Investor”) in SCS Hedged Opportunities Fund, LLC, SCS Hedged Opportunities (TE) Fund, LLC or SCS Hedged Opportunities Master Fund, LLC (the “Funds”), you are entitled to know how we protect your nonpublic personal information and how we limit its disclosure. This privacy policy applies to individuals and institutions who are Investors, or have been Investors in the past. This privacy policy describes our policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other information about you.

Information We Collect
We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on your investor information forms, account opening forms, subscription agreements, or other forms. This information includes, for example, your name, address, social security number, assets and income.

Information We Disclose
We do not disclose your nonpublic personal information to anyone, except as permitted or required by law. This means, most importantly, that we do not sell Investor information — whether it is your personal information or the fact that you are an Investor in the Funds — to anyone. Instead, we use your information primarily to complete transactions that you request. Here are the details:

•	To implement your wealth management plan, including the selection of investment managers, it may be necessary to provide identifying information to nonaffiliated third parties.

•	In certain instances, we may contract with nonaffiliated third parties to perform services for us and, where necessary, disclose your information (described above) to them. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. Further, we require these third parties to treat your nonpublic information confidentially.

•	Finally, we will release your nonpublic information if you direct us to do so, if we are required by law to do so or in other limited circumstances permitted by law — for example, to protect your account from fraud.

What Happens If You Close Your Account
If you decide to close your account(s), we will adhere to the privacy policies and procedures described in this notice.

Who Has Access to Your Personal Information
We restrict access to your nonpublic personal information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

We Will Keep You Informed
This publication replaces all previous statements of our privacy policy. As required by law, we will notify you annually of our privacy policy. We reserve the right to modify this policy at any time and will keep you informed of changes.

BOARD OF DIRECTORS
Peter Mattoon*, Chairman of the Board
Peter Lombard, Independent Director
James Orr, Independent Director
Edmond Villani, Independent Director
Joseph McCuine*, Interested Director

OFFICERS
Peter Mattoon*, President & Chief Executive Officer
Joseph McCuine*, Vice President & Chief Financial Officer
Adrian Ketri*, Vice President & Chief Compliance Officer
Stephen Goff*, Secretary

INVESTMENT ADVISER
SCS Capital Management, LLC
One Winthrop Square
Boston, MA 02110

LEGAL COUNSEL
Wilmer Cutler Pickering Hale And Dorr LLP
60 State Street
Boston, MA 02109

CUSTODIAN
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, J1S
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

* Employed by SCS Capital Management, LLC

One Winthrop Square ï Boston, MA 02110
617.204.6400 ï www.scsfinancial.com

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes required by this Item to be reported.
Item 11. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SCS Hedged Opportunities Master Fund, LLC

By (Signature and Title)	/s/ Peter H. Mattoon Peter H. Mattoon, Chief Executive Officer

Date December 8, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter H. Mattoon Peter H. Mattoon, Chief Executive Officer

Date December 8, 2010

By (Signature and Title)	/s/ Joseph E. McCuine Joseph E. McCuine, Chief Financial Officer

Date December 8, 2010